Operating leases	12 Months Ended
Mar. 31, 2020
Operating leases
Operating leases

12           Operating leases

As of March 31, 2020, the Company has two operating leases for office with remaining terms expiring from 2020 through 2022 and a weighted average remaining lease term of 2.7 years. The Company has fair value renewal options for one of the Company's existing leases, none of which are considered reasonably certain of being exercised or included in the minimum lease term. Weighted average discount rates used in the calculation of the lease liability is 4.75%. The discount rates reflect the estimated incremental borrowing rate, which includes an assessment of the credit rating to determine the rate that the Company would have to pay to borrow, on a collateralized basis for a similar term, an amount equal to the lease payments in a similar economic environment.

Rental expense for the year ended March 31, 2020 was RMB3,399 (US$480). There was no variable lease costs or sublease income for leased assets for the year ended March 31, 2020.

The impact of Topic 842 on the March 31, 2020 consolidated balance sheet was as follows:

	March 31, 2020
	RMB	US$

Operating lease right-of-use assets	4,548	642

Operating lease liabilities	1,717	242
Non-current operating lease liabilities	1,782	252
Total lease liabilities	3,499	494

Supplemental cash flow information related to leases was as follows:

	March 31, 2020
	RMB	US$

Cash paid for amounts included in the measurement of lease liabilities:	2,512	355
Operating cash flows
Right of use assets obtained in exchange for lease obligations	—	—

The maturity analysis of operating leases liabilities as of March 31, 2020 is as follows:

	March 31, 2020
	RMB	US$
Fiscal years ending March 31,
2021	1,860	263
2022	1,700	240
2023	149	21
Total future undiscounted cash flow	3,709	524
Less: Discount factor	(210)	(30)
Lease liabilities	3,499	494

Representing:
Current portion	1,717	242
Non-current portion	1,782	252
Lease liabilities	3,499	494

As previously disclosed in the consolidated financial statements for the year ended March 31, 2019 and under the previous lease standard (Topic 840), future minimum annual lease payments for the years subsequent to March 31, 2019 and in aggregate were as follows:

March 31,
2019
RMB

Fiscal years ending March 31,
2020	2,196
2021	1,832
2022	1,500
Lease liabilities	5,528

Rental expense for the years ended March 31, 2018 and 2019 were RMB3,483 and RMB3,265, respectively.